Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 26,678	$ 26,419
Goodwill	115,796	120,971
Intangible assets	40,430	41,527
Investments in associates and joint ventures	5,874	6,143
Investment securities	161	137
Deferred tax assets	1,969	2,019
Employee benefits	5	6
Income tax receivables	1,137	869
Derivatives	48	138
Trade and other receivables	1,580	1,661
Total non-current assets	193,678	199,891
Current assets
Investment securities	374	396
Inventories	5,399	4,482
Income tax receivables	381	655
Derivatives	621	827
Trade and other receivables	5,046	4,833
Cash and cash equivalents	12,097	15,252
Assets classified as held for sale	30	74
Total current assets	23,949	26,519
Total assets	217,627	226,410
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	15,431	17,798
Retained earnings	33,882	30,870
Equity attributable to equity holders of AB InBev	68,669	68,024
Non-controlling interests	10,671	10,327
Total equity	79,340	78,351
Non-current liabilities
Interest-bearing loans and borrowings	87,369	95,478
Employee benefits	2,261	2,970
Deferred tax liabilities	12,204	12,627
Income tax payables	726	808
Derivatives	100	1,759
Trade and other payables	1,008	1,522
Provisions	436	544
Total non-current liabilities	104,104	115,707
Current liabilities
Bank overdrafts	53	5
Interest-bearing loans and borrowings	1,408	3,081
Income tax payables	1,334	1,036
Derivatives	5,786	5,046
Trade and other payables	25,434	22,965
Provisions	169	219
Total current liabilities	34,184	32,352
Total equity and liabilities	$ 217,627	$ 226,410